Employees - Schedule of Sensitivity of Pension Liabilities to Changes in the Weighted Key Assumptions (Details)	Dec. 31, 2023
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Change in liabilities	(5.00%)
Discount rate | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	(6.00%)
Discount rate | The Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	(7.00%)
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Change in liabilities	5.00%
Inflation rate | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	4.00%
Inflation rate | The Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	8.00%
Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	1 year
Change in liabilities	4.00%
Life expectancy | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	4.00%
Life expectancy | The Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	4.00%
Long-term medical cost inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	1.00%
Change in liabilities	4.00%